S000005558 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	382 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.50%	1.20%	2.42%
Lipper Other States Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.16%	0.39%	1.49%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.26%	1.06%	2.44%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.06%	0.25%	1.62%
Performance Inception Date						Feb. 25, 1994
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.06%	0.25%	1.61%
Performance Inception Date						Feb. 25, 1994
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	0.77%	1.83%
Performance Inception Date						Feb. 25, 1994
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	1.05%	2.13%
Performance Inception Date						Feb. 25, 1994
Nuveen Minnesota Intermediate Municipal Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	0.06%	1.28%
Performance Inception Date					Feb. 10, 2014

[1]	An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification.
[3]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.